Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Equity

NOTE 14 – EQUITY

Common Stock

See Note 12 – Notes Payable – Convertible Notes, and Notes Payable – Other Notes Payable. See Note 13 – Commitments and Contingencies – Board Compensation and Commitments and Contingencies – Consulting Agreements for details related to stock issuances for the nine months ended September 30, 2019.

Warrant Valuation

The Company has computed the fair value of warrants granted using the Black-Scholes option pricing model. The expected term used for warrants issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Restricted Common Stock

At September 30, 2019, the unamortized value of the restricted common stock was $101,265. The unamortized amount will be expensed over a weighted average period of 1.26 years. A summary of the activity related to the restricted common stock for the nine months ended September 30, 2019 is presented below:

		Weighted Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2019	42,442	$6.34
Granted	430,000	1.00
Forfeited	(11,470)	9.33
Vested	(443,918)	1.23
Outstanding at September 30, 2019	17,054	$5.94

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants amounted to $431,631 and $613,333 for the three and nine months ended September 30, 2019, respectively, of which $429,315 and $611,191 was recorded in general and administrative expenses and $2,316 and $2,142 was recorded in labor expense within restaurant operating expenses. Stock-based compensation related to restricted stock issued to employees, directors and consultants amounted to $33,876 and $350,100 for the three and nine months ended September 30, 2018, respectively, of which $33,102 and $347,779 was recorded in general and administrative expenses and $774 and $2,321 was recorded in labor expense within restaurant operating expenses.

Warrants

A summary of warrants activity during the nine months ended September 30, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, December 31, 2018	2,184,548	$3.38	3.3
Issued	2,361,500	1.61	5.0
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, September 30, 2019	4,546,048	$2.46	3.6

Exercisable, September 30, 2019	4,546,048	$2.46	3.6

The grant date fair value of warrants granted during the nine months ended September 30, 2019 and 2018 was determined on the date of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Risk free interest rate	1.61 - 2.32%	2.67 - 2.96%	1.61 - 2.62%	2.20 - 3.13%
Contractual term (years)	5.00	3.00-5.00	5.00	5.00-3.00
Expected volatility	58.24-88.10%	51.50-53.60%	52.64 – 88.10%	51.50 - 55.37%
Expected dividend	0.00%	0.00%	0.00%	0.00%

NOTE 17 – EQUITY

Authorized Capital

As of December 31, 2018, the Company was authorized to issue 100,000,000 shares of no par value common stock. The holders of the Company’s common stock are entitled to one vote per share.

Common Stock Issuances

On July 21, 2017, the Company issued 6,696 shares of common stock of the company to an investor at a purchase price of $7.47 per share providing $50,000 of proceeds to the Company.

On August 25, 2017, the Company issued an aggregate of 42,856 shares of common stock of the company to investors at a purchase price of $7.47 per share providing $320,000 of proceeds to the Company.

On September 1, 2017, the Company issued 6,698 shares of common stock of the company to an investor at a purchase price of $7.47 per share providing $50,000 of proceeds to the Company.

During the year ended December 31, 2017, the Company issued 1,314,753 shares of its common stock upon conversion of various ARH Notes in the aggregate principal amount of $5,361,177 (See Note 10 – Convertible Notes Payable to Former Parent).

On March 29, 2018, the Company decided to terminate its Regulation A+ offering in order to register its common stock with the SEC under the Securities Exchange Act of 1934, as amended, using a Form 8-A12g and become a publicly reporting company. Prior to terminating the Regulation A+ offering, the Company sold 44,153 shares in the offering at $3.25 per share, yielding proceeds of approximately $143,497.

During the year ended December 31, 2018, the Company sold 180,000 shares of common stock of the company to various investors at a purchase price of $1.00 per share providing $180,000 of proceeds to the Company.

Stock Option and Stock Issuance Plan

The Company’s board of directors and shareholders adopted and approved on July 27, 2017 and September 21, 2017, respectively, the Stock Option and Stock Issuance Plan (“2017 Plan”), effective September 21, 2017, under which stock options and restricted stock may be granted to officers, directors, employees and consultants. Under the 2017 Plan, the company reserved 1,071,428 shares of common stock, no par value per share, for issuance. As of December 31, 2018, 1,039,292 shares of common stock and options were outstanding under the 2017 Plan.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Options Granted

On July 27, 2017, the Company issued stand-alone non-qualified stock options, not pursuant to a plan, to purchase an aggregate of 33,750 shares of the Company’s common stock to its franchisees. The options are fully vested on the date of issuance and have an exercise price of $9.33 per share. The options expire three years from the date of issuance. The options have a grant date value of $47,583. The Company has estimated the fair value of the options granted using the Black-Scholes model using the following assumptions: expected volatility of 37%, risk-free rate of 1.52%, expected term of 3 years, expected dividends of 0%, and stock price of $7.47.

Restricted Common Stock

In May 2017, Muscle Maker granted 119,709 shares of its restricted common stock to its employees and consultants, with an aggregate grant date value of $1,117,403 or $9.33 per share. The restricted common stock awards granted to the employees and consultants will vest in five equal installments with the first installment vesting on the date of grant and the remaining installments vesting on the first day of each of the next four calendar years thereafter. In the event of resignation or termination for any reason of an employee or consultant that received such shares, any remaining non-vested shares will be forfeited. These awards were granted under the 2017 Plan.

Effective July 20, 2017, the Company entered into a Master Services Agreement (the “MSA”), with a consultant for marketing services to the Company in connection with the Regulation A + offering. Pursuant to the terms of the MSA, the Company issued 52,307 shares of fully vested restricted common stock at a value of $3.25 per share with an aggregate value of $170,000, as well as a cash fee of $145,000.

On September 21, 2017, the Company granted an aggregate amount of 32,142 shares of its restricted common stock under the 2017 Plan at a price of $9.33 per share to its directors. The restricted common stock awards granted to the directors are subject to graded vesting in the following installments: (i) 66.67% as of the date of grant and (ii) four installments of 8.333% vesting on the first day of each of the next four calendar months.

During September 30, 2018, the Company issued 250,000 restricted common stock of the Company to a consultant at a price of $1.00 per share. The shares are fully vested on the date of grant. See Note 16 – Commitments and Contingencies – Consulting Agreement.

At December 31, 2018, the unamortized value of the restricted common stock was $271,795. The unamortized amount will be expensed over a weighted average period of 2.01 years. A summary of the activity related to the restricted common stock for the years ended December 31, 2018 and December 31, 2017 is presented below:

		Weighted
		Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2017	-	$-
Granted	204,152	7.78
Forfeited	(1,285)	9.33
Vested	(105,690)	6.32
Outstanding at December 31, 2017	97,177	6.82
Granted	250,000	1.00
Forfeited	(28,449)	9.33
Vested	(276,286)	9.12
Outstanding at December 31, 2018	42,442	$6.34

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants amounted to $383,965 and $912,821 for the years ended December 31, 2018 and 2017, respectively, of which $380,871 and $729,073, respectively, was recorded in general and administrative expenses, $3,094 and $13,748, respectively, was recorded in labor expense with restaurant operating expenses and $0 and $170,000, respectively, was recorded in consulting expenses.

Stock-based compensation related to options issued to franchisees amounted to $0 and $47,583, respectively, for the year ended December 31, 2018 and 2017, of which was offset against franchisee royalties and fees in the statement of operations.

Warrants

On July 25, 2017, a warrant was exercised for the 5,356 shares of common stock of the Company at an exercise price of $9.33 per share for gross proceeds of $50,000.

A summary of warrants activity during the years ended December 31, 2018 and 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, December 31, 2016	318,116	$8.84	2.2
Issued	208,285	9.33
Exercised	(5,356)	9.33
Outstanding, December 31, 2017	521,045	$9.03	1.9
Issued	1,730,466	1.82
Exercised	-	-
Forfeited	(66,963)	7.00
Outstanding, December 31, 2018	2,184,548	3.38	3.3

Exercisable, December 31, 2018	2,184,548	$3.38	3.3

The grant date fair value of warrants granted during the years ended December 31, 2018 and 2017 was determined on the date of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.27 - 3.05%	1.07 - 1.59%
Expected term (years)	3.00 - 5.00	3.00
Expected volatility	38.57- 55.37%	43.50%
Expected dividends	0.00%	0.00%